Basis of Presentation and General Information, Subsidiaries in Consolidation (Details)	6 Months Ended
Jun. 30, 2016
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Republic of the Marshall Islands
Date of incorporation	Jan. 04, 2008
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[1],[2]
Date of incorporation	May 09, 2008	[1],[2]
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[1],[2]
Date of incorporation	Sep. 16, 2014	[1],[2]
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Sep. 16, 2014	[2]
Vessel name	Gloriuship
Date of delivery	Nov. 03, 2015
Financed by	HSH Nordbank AG
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Sep. 16, 2014	[2]
Vessel name	Geniuship
Date of delivery	Oct. 13, 2015
Financed by	HSH Nordbank AG
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Jan. 15, 2015	[2]
Vessel name	Leadership
Date of delivery	Mar. 19, 2015
Financed by	Alpha Bank A.E.
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Jul. 09, 2015	[2]
Vessel name	Premiership
Date of delivery	Sep. 11, 2015
Financed by	UniCredit Bank AG
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Jul. 09, 2015	[2]
Vessel name	Gladiatorship
Date of delivery	Sep. 29, 2015
Financed by	UniCredit Bank AG
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Jul. 09, 2015	[2]
Vessel name	Guardianship
Date of delivery	Oct. 21, 2015
Financed by	UniCredit Bank AG
Champion Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Date of incorporation	Aug. 06, 2015	[2]
Vessel name	Championship
Date of delivery	Dec. 07, 2015
Financed by	Natixis
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Date of incorporation	Aug. 06, 2015	[2]
Vessel name	Squireship
Date of delivery	Nov. 10, 2015
Financed by	Alpha Bank A.E.
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Malta	[3]
Date of incorporation	Dec. 02, 2015	[3]
Amazons Management Inc. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Apr. 21, 2008	[2]
Vessel name	Davakis G.
Date of delivery	Aug. 28, 2008
Date of sale/disposal	Mar. 06, 2014
Financed by	Piraeus Bank
Lagoon Shipholding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Apr. 21, 2008	[2]
Vessel name	Delos Ranger
Date of delivery	Aug. 28, 2008
Date of sale/disposal	Mar. 11, 2014
Financed by	Piraeus Bank
Cynthera Navigation Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Mar. 18, 2008	[2]
Vessel name	African Oryx
Date of delivery	Aug. 28, 2008
Date of sale/disposal	Apr. 10, 2013
Financed by	Piraeus Bank
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[2]
Date of incorporation	May 14, 2008	[2]
Vessel name	Bremen Max
Date of delivery	Sep. 11, 2008
Date of sale/disposal	Mar. 07, 2014
Financed by	Piraeus Bank
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[2]
Date of incorporation	Apr. 01, 2008	[2]
Vessel name	Hamburg Max
Date of delivery	Sep. 25, 2008
Date of sale/disposal	Mar. 10, 2014
Financed by	Piraeus Bank
Waldeck Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Date of incorporation	Apr. 21, 2008	[2]
Vessel name	African Zebra
Date of delivery	Sep. 25, 2008
Date of sale/disposal	Feb. 15, 2012
Financed by	Piraeus Bank
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Bermuda	[2]
Date of incorporation	Apr. 30, 2007	[2]
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Hong Kong	[1]
Date of incorporation	Jun. 16, 2006	[1]
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[4]
Date of incorporation	Apr. 08, 2008	[4]
Vessel name	Clipper Glory
Date of delivery	May 21, 2010
Date of sale/disposal	Dec. 04, 2012
Financed by	HSBC
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[4]
Date of incorporation	Apr. 08, 2008	[4]
Vessel name	Clipper Grace
Date of delivery	May 21, 2010
Date of sale/disposal	Oct. 15, 2012
Financed by	HSBC
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[5]
Date of incorporation	Oct. 09, 2007	[5]

[1]	Management company
[2]	Subsidiaries wholly owned
[3]	Chartering services company
[4]	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
[5]	Dormant company